Note 1 - Summary of Significant Accounting Policies (Details Textual) $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
Number of States in which Entity Operates	9
Interest Costs Capitalized	$ 0.5
Debt Issuance Costs, Current, Net	1.3
Debt Issuance Costs, Noncurrent, Net	0.4
Advertising Expense	$ 3.7	$ 3.5	$ 2.7
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Top Ten Customers [Member]
Concentration Risk, Percentage	56.00%	53.00%
Seneca Food Plants [Member]
Number of Real Estate Properties	27